Other Non Financial Assets and Liabilities -Summary Other non financial assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Current	$ 486,162	$ 307,732
Non current	2,735,890	1,140,708
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Current	57,124	41,606
Non current	141,807	113,441
Contributions fund to Enel Distribución Goiás
Disclosure Of Financial Assets [Line Items]
Current	3,357	43,619
Non current	234,947	328,714
Ongoing services provided by third parties
Disclosure Of Financial Assets [Line Items]
Current	10,929	37,001
Ongoing I & D and Energy Efficiency service
Disclosure Of Financial Assets [Line Items]
Current	94,672	57,564
Judicial Deposits
Disclosure Of Financial Assets [Line Items]
Non current	340,477	278,261
Assets under construction IFRIC 12
Disclosure Of Financial Assets [Line Items]
Non current	358,289	385,171
Recoverable Taxes - Pis Or Confins
Disclosure Of Financial Assets [Line Items]
Current	169,404
Non current	1,435,282
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Current	18,193	32,255
Other
Disclosure Of Financial Assets [Line Items]
Current	132,483	95,687
Non current	$ 225,088	$ 35,121